OCC Cash Reserves

                                                                   JULY 12, 2001

Dear Shareholder:

We are pleased to report to you on the investment activities of OCC Cash Reserves ("the Fund") for the six months ended May 31, 2001. Each portfolio of the Fund has continued to meet its objective of providing safety of principal, liquidity and maximum current income through investment in money market securities.

At the start of 2001, The Federal Reserve Board (the "Fed") surprised the financial markets and lowered the targeted Fed Funds Rate by 50 basis points to 6.0% in an inter-meeting move. The Fed was concerned with a slowing economy, a severe stock market correction and the possibility of an economic recession. As economic data showed little improvement during the first six months of the year, the Fed aggressively lowered short-term interest rates another 225 basis points to 3.75% today. It is likely the Fed will now take a "wait and see approach" to determine whether economic activity improves. If the economy begins to rebound in the second half of the year, it is probable that the Fed will not lower rates further. If the economy falters and shows no improvement, interest rates could be lowered again.

We at the Fund and OpCap Advisors want to thank you for your continued support and look forward to the opportunity to continue to serve your money market fund needs.

                                            Sincerely,

                                            /s/ Stephen Treadway

                                            Stephen Treadway
                                            Chairman of the Board & President

[SIDENOTE]

OCC Cash Reserves
1345 Avenue of the Americas
New York, N.Y. 10105

Taxable:
Primary Portfolio
Government Portfolio

Tax-Exempt:
General Municipal Portfolio
California Municipal Portfolio
New York Municipal Portfolio

For more information or
assistance with your account
please call:
1-800-401-6672

INVESTMENT REVIEW

PRIMARY PORTFOLIO:

OBJECTIVE

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Primary Portfolio invests in: obligations of or guaranteed by, the United States Government, its agencies or instrumentalities; U.S. dollar-denominated certificates of deposit and bankers' acceptances; interest-bearing time deposits; and domestic or foreign commercial paper of prime quality and participation interests in loans of equivalent quality extended by banks to such companies.

SEMI-ANNUAL REVIEW

During the six months ended May 31, 2001, the daily dividends of the Primary Portfolio averaged 4.88% annually and 4.94% compounded monthly. At May 31, 2001, the seven-day compounded yield of 3.92%, was down from 5.98% at the beginning of the fiscal year. The average maturity during the six months ranged from a low of 47 days to a high of 76 days and on May 31, 2001, stood at 63 days.

GOVERNMENT PORTFOLIO:

OBJECTIVE

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Government Portfolio invests in: securities issued by the United States Government, its agencies or instrumentalities.

SEMI-ANNUAL REVIEW

The Government Portfolio's daily dividend averaged 4.56% on an annual basis and 4.61% compounded monthly for the six months ended May 31, 2001. On May 31, 2001, the seven-day compounded yield was 3.56%, down from 5.72% at November 30, 2000. The average maturity during the six month period ranged from 30 days to 63 days. On May 31, 2001, it was 50 days.

GENERAL MUNICIPAL PORTFOLIO:

OBJECTIVE

Seeks safety of principal, liquidity and maximum current income exempt from federal income taxes by investing in a diversified portfolio of high-grade municipal money market securities. Investments include: municipal notes, short-term municipal bonds, lease obligations and industrial development bonds.

SEMI-ANNUAL REVIEW

Daily dividends of the General Municipal Portfolio averaged 2.62% on an annual basis and 2.63% compounded monthly during the six months ended May 31, 2001. For an investor not subject to the alternative minimum tax in the top federal income tax bracket of 39.1% (for 2001), the effective compounded monthly yield was equivalent to a taxable return of 4.32%. The seven-day compounded yield on May 31, 2001 was 2.37% compared with the beginning of the fiscal year when it was 3.33%.The average maturity ranged from 23 days to 48 days during the six month period and on May 31, 2001, it was 24 days.

CALIFORNIA MUNICIPAL PORTFOLIO:

OBJECTIVE

Seeks safety of principal, liquidity and maximum current income exempt from federal and California personal income taxes by investing in a diversified portfolio of high-grade municipal money market securities. The municipal securities in which the California Municipal Portfolio invests include: municipal notes, short-term municipal bonds, lease obligations and industrial development bonds.

SEMI-ANNUAL REVIEW

For the six months ended May 31, 2001, daily dividends averaged 1.98% on an annual basis and 1.99% compounded monthly. For a person not subject to the alternative minimum tax in the top federal (for 2001) and California income tax brackets of 39.1% and 9.3%, respectively, the monthly compounded return would be equivalent to a taxable return of 3.63%. During the six months ended May 31, 2001, the seven-day compounded yield decreased from 2.96% at November 30, 2000 to 1.92% at May 31, 2001. The average maturity ranged from 30 days to 52 days and stood at 36 days on May 31, 2001.

NEW YORK MUNICIPAL PORTFOLIO:

OBJECTIVE

Seeks safety of principal, liquidity and maximum current income exempt from federal, New York State and New York City income taxes by investing in a portfolio of high-grade municipal money market securities. The municipal securities in which the New York Municipal Portfolio invests include: municipal notes, short-term municipal bonds, lease obligations and industrial development bonds.

SEMI-ANNUAL REVIEW

During the six months ended May 31, 2001, daily dividends averaged 2.40% on an annual basis and 2.40% compounded monthly. This is equivalent to an effective taxable yield of 4.40% for a person not subject to the alternative minimum tax in the top federal (for 2001), New York State and New York City tax brackets of 39.1%, 6.85% and 3.83%, respectively. The seven-day compounded yield decreased from 3.18% to 2.03% during the six months ended May 31, 2001. The average maturity ranged between 28 days to 51 days. On May 31, 2001, it stood at 29 days.

MAY 31, 2001
SCHEDULES OF INVESTMENTS (unaudited)

PRIMARY PORTFOLIO

PRINCIPAL
AMOUNT
(000)                                                              VALUE
----------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--25.6%
   $100,000    ABN-Amro Bank North America
                  Chicago Inc.,
                  4.20%-4.72%, 6/25/01-8/6/01                 $  100,001,236
    100,000    Bank of Nova Scotia,
                  4.86%-4.95%, 6/25/01-7/2/01                    100,000,752
    100,000    Canadian Imperial Bank of
                  Commerce,
                  3.97%-5.01%, 6/4/01-8/6/01                     100,000,000
    120,000    Natwest Bank,
                  4.69%-5.00%, 6/11/01-7/30/01                   120,001,270
     85,000    Rabobank Nederland NV,
                  5.05%-6.24%, 6/18/01-8/6/01                     85,000,854
     25,000    Royal Bank of Canada,
                  5.20%, 2/20/02                                  24,996,518
     38,000    Societe Generale NA,
                  3.94%-4.75%, 6/29/01-8/13/01                    38,000,000
     70,000    Svenska Handelsbanken Inc.,
                  5.25%-5.34%, 6/18/01-7/9/01                     70,000,550
     75,000    Toronto Dominion Bank,
                  3.98%-6.06%, 7/3/01-9/24/01                     75,001,512
                                                              --------------
Total Certificates of Deposit
   (amortized cost--$713,002,692)                                713,002,692
                                                              --------------
COMMERCIAL PAPER--56.7%
    100,000    Abbey National NA Corp.,
                  4.05%-5.16%, 6/21/01-11/01/01                   98,938,347
    101,500    American Express Credit Corp.
                  3.92%-3.97%, 6/26/01-7/5/01                    101,176,774
     90,000    Banc One Financial Corp.,
                  3.93%-4.85%, 6/4/01-7/23/01                     89,653,488
     71,200    British Columbia (Province of),
                  4.40%-6.23%, 6/4/01-9/11/01                     70,706,308
    100,000    Canadian Wheat Board,
                  4.15%-6.22%, 6/4/01-7/25/01                     99,836,708
     35,000    CIT Group Holdings, Inc.,
                  3.87%, 8/6/01                                   34,751,675
     25,000    Disney (Walt) Co.,
                  3.94%, 7/17/01                                  24,874,139
     56,000    Dover Corp.,
                  3.99%-4.73%, 6/5/01-6/18/01                     55,925,248
     25,600    Ford Motor Credit Corp.,
                  3.99%-4.04%, 6/20/01                            25,545,431
     95,000    General Electric Capital
                  Services, Inc.
                  3.95%-4.92%, 6/11/01-7/5/01                     94,744,319
     25,000    General Motors Acceptance Corp.,
                  3.91%, 7/19/01                                  24,869,667
     85,000    Goldman Sachs Group L.P.,
                  3.85%-4.62%, 7/5/01-10/9/01                     84,261,597
     75,000    Halifax plc,
                  4.60%-5.13%, 6/6/01-7/11/01                     74,724,410
     74,000    Household Financial Corp.,
                  4.02%-4.12%, 6/1/01-6/19/01                     73,951,760
     30,000    IBM Credit Corp.,
                  3.98%, 6/28/01                                  29,910,450
     25,000    Merrill Lynch & Co., Inc.
                  3.88%, 7/18/01                                  24,873,361
     80,000    Morgan Stanley Dean Witter & Co.,
                  4.24%-4.73%, 6/13/01-6/26/01                    79,816,576
    113,525    Oesterreichische Kontrollbank AG,
                  4.85%-4.90%, 6/7/01-6/12/01                    113,390,541
    100,000    Queensland Treasury Corp.,
                  4.62%-5.23%, 6/11/01-9/7/01                     99,298,528
     25,000    Rabobank Nederland NV,
                  4.90%, 8/2/01                                   24,789,028
     13,140    Rio Tinto America, Inc.,
                  4.18%, 7/25/01                                  13,057,612
     77,100    Royal Bank of Canada,
                  5.24%-5.44%, 7/9/01                             76,662,996
     60,000    Societe Generale NA,
                  4.60%-4.94%, 6/4/01-7/16/01                     59,788,458
     25,000    Svenska Handelsbanken, Inc.,
                  3.97%, 7/13/01                                  24,884,208
     25,000    Toronto Dominion Bank,
                  4.61%, 6/25/01                                  24,923,167
     52,806    Wal Mart Stores, Inc.,
                   3.95%, 6/18/01                                 52,691,872
                                                              --------------

Total Commercial Paper
   (amortized cost--$1,578,046,668)                            1,578,046,668
                                                              --------------

U.S. GOVERNMENT AGENCIES--15.8%
    246,000    Federal Home Loan Bank,
                  3.60%-4.90%, 6/8/01-4/10/02*.                  246,000,000
     67,795    Federal Farm Credit Bank,
                  4.19%, 5/1/02.                                  67,816,713
    125,000    Student Loan Marketing Association,
                  4.07%-4.14%, 6/5/01-6/7/01*                    124,993,733
                                                              --------------

Total U.S. Government Agencies
   (amortized cost--$438,810,446)                                438,810,446
                                                              --------------

Total Investments
   (amortized cost--$2,729,859,806+)                98.1%      2,729,859,806
Other assets less liabilities                        1.9          53,629,205
                                                   ------     --------------
Net Assets                                         100.0%     $2,783,489,011
                                                   ======     ==============

GOVERNMENT PORTFOLIO

PRINCIPAL
AMOUNT
(000)                                                              VALUE
----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--98.3 %
FANNIE MAE--52.0%
     $2,200    3.79%, 12/12/01                                $    2,155,067
        167    3.88%, 9/12/01                                        165,146
      7,000    4.09%, 6/1/01                                       7,000,000
      7,000    4.21%, 6/21/01                                      6,983,628
      8,000    4.22%, 6/21/01                                      7,981,244
      2,000    4.25%, 6/5/01                                       1,999,056
      3,000    4.36%, 8/13/01                                      2,973,477
      3,609    4.67%, 8/30/01                                      3,566,865
      5,000    4.72%, 6/4/01                                       4,998,033
      5,000    5.14%, 7/5/01                                       4,975,728
      6,000    5.28%, 6/4/01                                       5,997,360
                                                              --------------
Total Fannie Mae
   (amortized cost--$48,795,604)                                  48,795,604
                                                              --------------
FEDERAL FARM CREDIT BANK--5.4%
      2,000     3.86%, 9/28/01                                     1,974,481
      1,000     4.19%, 5/1/02                                      1,000,320
        768     4.20%, 6/4/01                                        767,731
      1,410     4.88%, 1/29/02                                     1,363,746
                                                              --------------
Total Federal Farm Credit Bank
   (amortized cost--$5,106,278)                                    5,106,278
                                                              --------------
FEDERAL HOME LOAN BANK--23.4%
      2,000     3.596%, 6/08/01                                    2,000,000
      3,550     3.77%, 10/31/01                                    3,493,492
        250     3.89%, 6/13/01                                       249,675
      1,410     3.91%, 6/22/01                                     1,406,784
        545     3.93%, 6/20/01                                       543,870
      1,375     3.97%, 6/6/01                                      1,374,242
      3,000     3.98%, 10/29/01                                    2,950,250
      3,000     4.15%, 7/18/01                                     2,983,746
      1,000     4.25%, 4/10/02                                     1,000,000
      5,000     4.88%, 6/6/01                                      4,996,611
      1,000     4.90%, 2/7/02                                      1,000,000
                                                              --------------
Total Federal Home Loan Bank
   (amortized cost--$21,998,670)                                  21,998,670
                                                              --------------
FREDDIE MAC--12.2%
      9,000     4.02%, 6/20/01-6/28/01                             8,976,438
        470     4.70%, 6/15/01                                       469,141
      2,000     5.05%, 7/19/01                                     1,986,534
                                                              --------------
Total Freddie Mac
   (amortized cost--$11,432,113)                                  11,432,113
                                                              --------------
STUDENT LOAN MARKETING ASSOCIATION--5.3%
      1,000     4.068%, 8/16/01.                                   1,000,000
      2,000     4.108%, 9/7/01                                     1,999,845
      2,000     4.138%, 8/9/01                                     1,999,818
                                                              --------------
Total Student Loan Marketing Association
   (amortized cost--$4,999,663)                                    4,999,663
                                                              --------------
Total Investments
   (amortized cost--$92,332,328+).                  98.3%         92,332,328
Other assets less liabilities                        1.7           1,558,600
                                              -----------     --------------
Net Assets                                         100.0%         93,890,928
                                              ===========     ==============

GENERAL MUNICIPAL PORTFOLIO

ALABAMA--2.2%
      2,000    Montgomery PCR,
                  2.85%, 7/5/01.                                   2,000,000
        700    Phenix City EIR, Mead Proj.,
                  (LC; Bayerische Vereinsbank),
                  3.25%, 6/1/01*                                     700,000
                                                              --------------
                                                                   2,700,000
                                                              --------------
CALIFORNIA--3.2%
        300    Irvine Ranch Water Dist.,
                  (LC; Commerzbank A.G.)
                  3.00%, 6/1/01* .                                   300,000
      3,810    San Francisco Airport, Ser. A,
                  2.85%, 6/5/01* .                                 3,810,000
                                                              --------------
                                                                   4,110,000
                                                              --------------
COLORADO--4.0%
      5,100    Denver City & Cnty.,
                  Colorado Airport Sys.,
                  (LC; Bayerische Landesbank
                  Girozentrale),
                  3.25%-4.25%, 6/04/01-6/6/01                      5,100,000
                                                              --------------

MAY 31, 2001

GENERAL MUNICIPAL PORTFOLIO (CONT'D.)

PRINCIPAL
AMOUNT
(000)                                                               VALUE
----------------------------------------------------------------------------
DELAWARE--0.1%
     $  100   State EDAR,
                  Delmarva Power & Light Co. Proj.,
                  3.45%, 6/1/01*                              $      100,000
                                                              --------------
DISTRICT OF COLUMBIA--2.0%
      2,500    Dist. of Columbia, Red Cross,
                  2.75%, 8/1/01                                    2,500,000
                                                              --------------
FLORIDA--5.8%
      1,000    Gainesville USR,
                  3.20%, 6/19/01                                   1,000,000
      5,000    Jacksonville GO,
                  2.90%, 6/18/01-6/19/01,.                         5,000,000
      1,400    Jacksonville PAR,
                  3.10%, 8/14/01                                   1,400,000
                                                              --------------
                                                                   7,400,000
                                                              --------------
GEORGIA--8.2%
      3,700    Burke Cnty. PCR,
                  Ser. A, (FGIC),
                  2.75%-3.05%, 8/2/01-8/9/01*                      3,700,000
      2,700     Muni. Elec. Auth., Ser. A,
                  (LC; Morgan Guaranty Trust),
                  3.25%, 6/12/01,                                  2,700,000
      2,065    Oglethorpe Power Co., (FGIC),
                  2.95%, 6/6/01*                                   2,065,000
      2,000    State GO, Ser. C,
                  5.75%, 9/1/01                                    2,007,288
                                                              --------------
                                                                  10,472,288
                                                              --------------
ILLINOIS--9.5%
      1,000    Chicago GO,
                  (LC; Landesbank Hessen),
                  3.65%, 1/3/03                                    1,000,000
               Chicago O'Hare International Airport Rev.,
      3,100      Ser. A, (LC; Bayerische
                  Landesbank),
                  6.70%, 1/1/18.                                   3,100,000
      1,100       Ser. B, (LC; Societe Generale),
                  3.00%, 6/6/01*                                   1,100,000
      3,000    Chicago WR, (LC; Bank One),
                  2.90%, 6/6/01*                                   3,000,000
      2,900    Dev. Fin. Auth.,
                  PCR, Ser. B-1,
                  3.35%, 6/6/01*.                                  2,900,000
      1,000    Madison Cnty. EIR, Ser. A,
                  3.20%, 6/1/01*                                   1,000,000
                                                              --------------
                                                                  12,100,000
                                                              --------------
INDIANA--0.8%
      1,000    Indianapolis PIB, Ser. E,
                  4.75, 7/9/01                                     1,000,507
                                                              --------------
KENTUCKY--1.6%
      2,000    HEL, Student Loan Corp., SLR,
                  Ser. E, (AMBAC),
                  3.00%, 6/6/01*                                   2,000,000
                                                              --------------
LOUISIANA--2.4%
        500    Iberville Parish,
                  Dow Chemical Co. Proj.,
                  3.25%, 6/1/01.                                     500,000
      1,300    Plaquemines Parish EIR,
                  BP Exploration & Oil,
                  3.20%, 6/1/01*.                                  1,300,000
      1,300    St. Charles Parish PCR,
                  Shell Oil Co., Norco Proj.,
                  3.20%, 6/1/01*                                   1,300,000
                                                              --------------
                                                                   3,100,000
                                                              --------------
MARYLAND--7.6%
      4,400    Anne Arundel Cnty. EDR,
                  3.10%-3.20%, 7/11/01-8/9/01                      4,400,000
      1,250    Baltimore Cnty. Metropolitan Dist.,
                  5.70%, 7/1/01                                    1,251,088
      4,000    Health & Higher Education, Ser. C,
                  3.25%, 6/5/01-6/12/01,                           4,000,000
                                                              --------------
                                                                   9,651,088
                                                              --------------
MASSACHUSETTS--0.8%
      1,000    Muni. Electric Co., PSSR, Ser. C,
                  (MBIA, LC; Credit Suisse)
                  2.75% 6/6/01*.                                   1,000,000
                                                              --------------
MICHIGAN--1.7%
      1,000    Muni. Auth. Rev., Ser C-1,
                  5.00%, 8/23/01                                   1,001,526
      1,200    University Revenue, Med. Svc. Plan,
                  Ser. A,
                  3.10%, 6/1/01*                                   1,200,000
                                                              --------------
                                                                   2,201,526
                                                              --------------
MINNESOTA--0.8%
      1,000    School Dists.,Tax & Aid
                  AC, Ser. B,
                  5.00%, 8/17/01                                   1,001,415
                                                              --------------

PRINCIPAL
 AMOUNT
  (000)                                                           VALUE
----------------------------------------------------------------------------
MISSISSIPPI--4.8%
     $4,500    Choctaw Business Fin. Corp.,
                  3.10%- 3.25%, 6/1/01-6/4/01,                $    4,500,000
      1,415    Hosp. Equip., Ser 97,
                  3.25%, 7/12/01                                   1,415,000
        200    Jackson Cnty. PFR,
                  Chevron USA Inc.,
                  3.05%, 6/1/01*.                                    200,000
                                                              --------------
                                                                   6,115,000
                                                              --------------
NEBRASKA--2.9%
               HEL Prog., Student Loan Prog., (LC; SLMA),
      2,100       Ser. A,
                  3.10%, 6/6/01*                                   2,100,000
      1,600       Ser. C,
                  3.10%, 6/6/01*                                   1,600,000
                                                              --------------
                                                                   3,700,000
                                                              --------------
NEVADA--0.9%
      1,220    Clark Cnty. HIR, Motor Vehicle
                  Fuel Tax (AMBAC),
                  5.50%, 7/1/01                                    1,221,145
                                                              --------------
NEW YORK--2.2%
        300    Babylon, IDA, (LC; Union
                  Bank of Switzerland AG),
                  3.05%, 12/1/24*                                    300,000
      1,485    New York City HHR,
                  Ser. F, (LC; Commerzbank AG),
                  2.80%, 6/6/01*                                   1,485,000
      1,010    New York & New Jersey
                  Port Auth., Ser. B,
                  3.00%, 9/6/01                                    1,010,000
                                                              --------------
                                                                   2,795,000
                                                              --------------
NORTH CAROLINA--2.7%
      3,500    Medical Care Commn. HR,
                  Duke Univ. Hosp. Proj., Ser. C,
                  (LC; Wachovia Bank N.A.)
                  2.85%, 6/7/01                                    3,500,000
                                                              --------------
NORTH DAKOTA--0.8%
      1,100    Grand Forks HCFR,
                  Ser. A, (LC; Lasalle National Bank),
                  3.15%, 6/1/01*                                   1,100,000
                                                              --------------
OHIO--2.3%
      2,900    Hamilton Cnty. HR, Bethesda
                  Hospital Inc.,
                  (LC; RaboBank Nederland),
                  2.85%, 6/7/01*                                   2,900,000
                                                              --------------
TENNESSEE--3.0%
      3,800    State GO, Ser., A,
                  3.00%, 7/10/01                                   3,800,000
                                                              --------------
TEXAS--16.3%
      4,670    Austin Util. Sys. Rev.,
                  3.15%-3.30%, 6/7/01.                             4,670,000
      1,000    Brazos HEA, Ser. B-1, (LC; SLMA),
                  2.95%, 6/6/01*                                   1,000,000
      1,500    Brazos River Harbor Revenue,
                  Dow Chemical Co. Proj., Ser. A,
                  3.25%, 6/1/01*                                   1,500,000
      4,500    Dallas Area Rapid Transit, STR,
                  (LC; Westdeutsche Landesbank),
                  2.85%-3.20%, 6/13/01-8/7/01.                     4,500,000
      1,700    Gulf Coast WDA, PCR,
                  Amoco Oil Co. Proj.,
                  3.20%, 6/11/01*                                  1,700,000
      4,500    Harris Cnty. GO, Ser.C,
                  3.10% - 3.20%, 6/4/01-8/10/01,*                  4,500,000
        200    Harris Cnty. Health Fac.,
                  3.15%, 6/1/01*.                                    200,000
        365    HEA, Ser. B, (FGIC),
                  3.05%, 6/6/01*.                                    365,000
      2,000    Houston TRAN,
                  5.00%, 6/30/01                                   2,000,913
        200    Lone Star Airport Improvement
                  Auth., (LC; Royal Bank of
                  Canada)
                  3.15%, 12/1/14*                                    200,000
        100    North Central HFDCR, Presbyterian
                  Med. Ctr., Ser. C, (MBIA),
                  3.15%, 6/1/01                                      100,000
                                                              --------------
                                                                  20,735,913
                                                              --------------
VIRGINIA--0.9%
      1,175    Prince William Cnty., Ser. A,
                  5.00%, 8/1/01 .                                  1,176,327
                                                              --------------
WASHINGTON--0.8%
      1,100    State Motor Vehicle Fuel Tax, Ser. B,
                  6.00%, 6/01/01                                   1,100,000
                                                              --------------
WISCONSIN--0.8%
      1,000    Milwaukee RAN, Ser. B,
                   5.25%, 8/30/01                                  1,002,323
                                                              --------------
WYOMING--0.5%
        600    Lincoln Cnty. PCR, Proj B,
                  3.10%, 6/1/01.                                     600,000
                                                              --------------
Total General Municipal Bonds & Notes
   (amortized cost--$114,182,532)                                114,182,532
                                                              --------------

MAY 31, 2001

GENERAL MUNICIPAL PORTFOLIO (CONT'D.)

PRINCIPAL
 AMOUNT
  (000)                                                           VALUE
----------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--3.9%
PUERTO RICO--3.9%
   $5,000      Puerto Rico Gov't Dev. Bank,
               2.90%, 8/16/01
   (amortized cost--$5,000,000)                               $    5,000,000
                                                             ---------------
Total Investments
   (amortized cost--$119,182,532+)                 93.5%         119,182,532
Other assets less liabilities                       6.5            8,224,589
                                                 -------      --------------
Net Assets                                        100.0%         127,407,121
                                                 =======      ==============

CALIFORNIA MUNICIPAL PORTFOLIO

CALIFORNIA MUNICIPAL BONDS & NOTES--93.7%
      1,600    Anaheim CP,
                  1993 Ref. Projs., (AMBAC),
                  2.65%, 6/6/01*                                   1,600,000
      2,000    Eastern Municipal WD, WSR,
                  CP, Ser. B., (FGIC),
                  2.50%, 6/7/01*                                   2,000,000
      1,000    Fresno Cnty, TRAN,
                  5.00%, 7/2/01                                    1,000,611
      2,400    Golden Empire School Fin. Auth.,
                  Kern High School Dist., Ser. A,
                  (LC; Canadian Imperial
                  Bank of Commerce),
                  2.60%, 6/6/01*                                   2,400,000
      2,000    Golden Gate Bridge HTA,
                  2.90%, 6/18/01                                   2,000,000
        700    HFFAR, Hospital Adventist,
                  Ser. C, (MBIA),
                  2.90%, 6/1/01*.                                    700,000
               Irvine Ranch WD,
         400      (LC; Bank of America NA),
                  3.00%, 6/1/01*                                     400,000
        800       (LC; Commerzbank AG),
                  3.00%, 6/1/01*                                     800,000
         200   Los Angeles Cnty. Capital Asset
                  Leasing Corp.,
                  (LC; Westdeutsche Landesbank
                  Girozentrale),
                  2.85%, 8/3/01                                      200,000
      2,600    Los Angeles Cnty. MTA, Ser. A,
                  (LC; Landesbank Hessen),
                  2.50%, 6/8/01                                    2,600,000
        250    Los Angeles Cnty. Regional Airport Lease,
                  (LC; Societe Generale),
                  3.15%, 6/1/01*                                     250,000
      3,000    Los Angeles Cnty. WP Electric Plant,
                  (LC; Bank of America NA),
                  2.65%, 8/8/01                                    3,000,000
                Los Angeles Cnty., WWS,
      1,000      (LC; Union Bank of Switzerland AG),
                  2.45%, 9/6/01                                    1,000,000
      2,000       (LC; Toronto Dominon Bank),
                  2.85%, 8/9/01                                    2,000,000
      2,100    Newport Beach Rev.,D99
                  Hoag Memorial Presbyterian Hospital,
                  3.00%, 6/1/01*                                   2,100,000
      2,600    Orange Cnty. Sanitation Dists.,
                  CP, (AMBAC),
                  2.50%, 6/7/01*                                   2,600,000
      1,200    Orange Cnty. WD, CP, Ser. B,
                  (LC; Bayerische Landesbank),
                  3.00%, 6/1/01*                                   1,200,000
      1,100    PCFA Res. Recovery Rev., Ser. A,
                  Burney Forest Prods.,
                  (LC; Fleet Bank, N.A.),
                  3.05%, 6/1/01*                                   1,100,000
        100    PCFA, SWDR, Ser.A,
                  Shell Oil Co., Martinez Proj.,
                  2.90%, 6/1/01*                                     100,000
      3,100    Port of Oakland,
                  (LC; Commerzbank AG),
                  2.25%-2.70%, 7/2/01- 8/1/01                      3,100,000
      1,300    San Bernardino Cnty., CP,
                  Med. Ctr. Proj., (MBIA),
                  2.65%, 6/6/01*                                   1,300,000
      2,000    San Diego Cnty., Unified Port. Dist.,
                  Ser. A, (LC; Canadian Imperial
                  Bank of Commerce),
                  3.10%, 6/5/01*                                   2,000,000
      2,000    San Diego Cnty., Unified School Dist.,
                  TRAN, Ser. A,
                  5.25%, 10/4/01                                   2,008,651
      2,700    San Diego Cnty., Ser. B1,
                  (LC; Landesbank Hessen),
                  1.90%, 6/13/01                                   2,700,000
      2,600    San Francisco Airports Ser. A,
                  (LC; Societe Generale),
                  2.55%, 8/20/01                                   2,600,000
      1,500    San Francisco Bay Area Rapid Transit,
                  (LC; Bayerische Landesbank),
                  2.75%-2.85%, 6/20/01                             1,500,000
      1,000    San Francisco Bay Area Rapid Transit,
                  STR (AMBAC),
                  6.60%, 7/1/01                                    1,006,670

PRINCIPAL
 AMOUNT
  (000)                                                              VALUE
----------------------------------------------------------------------------
     $  300    Santa Anna, Health Fac. Rev.,
                  (LC; Banque Nationale Paris)
                   2.95%, 6/1/01*                             $      300,000
      1,000    Santa Barbara Cnty., SFA, TRAN,
                  5.00%, 6/29/01                                   1,000,537
      1,690    SCDAR, CP (MBIA)
                  3.00%, 6/1/01*                                   1,690,000
        400    SCDAR, John Muir/Mt. Diablo Health
                  Proj., (AMBAC),
                  3.00%, 6/1/01*                                     400,000
      1,000    SCDAR, TRAN, Ser. A, (FSA),
                  5.25%, 6/29/01                                   1,000,721
      2,000    School Cash Reserve Prog. Auth.,
                  Ser. A, (AMBAC),
                  5.25%, 7/3/01                                    2,001,646
        973    Southeast Res. Recovery Facs. Auth.,
                  Ser. A, (LC; Bayerische Landesbank),
                  2.65%, 6/6/01*                                     973,000
      3,200    State, GO,
                  2.85%, 8/2/01                                    3,200,000
      1,610    TFAR, (FSA),
                  2.80%, 6/6/01*                                   1,610,000
      2,400    Transmission Auth. of Northern Calif.,
                  (LC; Westdeutsche Landbank
                  Girozentrale),
                  2.95%, 9/11/01                                   2,400,000
      1,700    University of Calif., Regents Ser. A,
                  2.60%, 7/9/01                                    1,700,000
                                                              --------------
Total California Municipal Bonds & Notes
   (amortized cost--$59,541,836)                                  59,541,836
                                                              --------------
TAX-EXEMPT COMMERCIAL PAPER--4.2%
PUERTO RICO--4.2%
      2,700    Puerto Rico Gov't. Dev. Bank,
                  2.80%, 9/5/01
      (amortized cost--$2,700,000)                                 2,700,000
                                                              --------------
Total Investments
   (amortized cost--$62,241,836+)                   97.9%         62,241,836
Other assets less liabilities                        2.1           1,306,352
                                                   ------     --------------
Net Assets                                         100.0%         63,548,188
                                                   ======     ==============

NEW YORK MUNICIPAL PORTFOLIO

NEW YORK MUNICIPAL BONDS & NOTES--93.6%
      1,600    Babylon, IDA, (LC; Union
                  Bank of Switzerland AG),
                  3.05% , 6/1/01*                                  1,600,000
      1,900    Great Neck North WSR, Ser. A,
                  (FGIC)
                  2.85%, 6/6/01*                                   1,900,000
      2,000    Half Hollow Hills Central School,
                  Dist. TAN,
                  4.80% 6/29/01.                                   2,000,736
      2,500    MTA Transit Facilities TRAN,
                  Special Obligation, Ser. 98-Sub.
                  Ser. B, (LC; ABN-Amro Bank NV),
                   2.65%-3.05%, 6/18/01-8/10/01                    2,500,000
      2,000    Muni. Assistance Corp., Ser. M,
                   5.00%, 7/1/01                                   2,001,113
      1,700    Nassau Cnty. IDAFR,
                  Cold Spring Harbor,
                  (LC; Morgan Guaranty Trust),
                  3.00%, 6/1/01*                                   1,700,000
               New York City, GO,
        100       Ser. A-10, (LC; Morgan Guaranty
                  Trust), 3.00%, 6/1/01*                             100,000
        300       Ser. C, (LC; Morgan Guaranty
                  Trust), 3.25%, 6/1/01*                             300,000
      1,845       Ser. D, (LC; Morgan Guaranty
                  Trust), 7.65%, 2/1/07
                  (Prerefunded @ 101.5, 2/1/02)++                  1,913,826
        625       Ser. D, 8.00%, 8/1/03 (Prerefunded
                   @ 101.5, 8/1/01)++                                632,922
      1,975    New York City HHR, Ser. F, (LC;
                  Commerzbank AG)
                  2.80%, 6/6/01*                                   1,975,000
      2,100    New York City Muni., Water Fin.,
                  Ser. 5B,
                  3.30%, 6/5/01                                    2,100,000
      2,000    New York City Transitional FAR,
                   Future Tax, Sec. D-Ser. A-1,
                   2.80%, 6/6/01*                                  2,000,000
      1,100    New York City Transitional FAR,
                  Future Tax, Sec. D-Ser. B-1,
                  (LC; Morgan Guaranty Trust),
                   3.00%, 6/1/01* .                                1,100,000
               New York City Trust CRR,
        700      National Audubon Society,
                  (LC; Dexia Credit Local),
                  2.95%, 6/1/01*                                     700,000

MAY 31, 2001

SCHEDULES OF INVESTMENTS (unaudited) (concluded)

NEW YORK MUNICIPAL PORTFOLIO (CONT'D.)

PRINCIPAL
 AMOUNT
  (000)                                                            VALUE
----------------------------------------------------------------------------
               New York City Trust CRR,
     $2,000       Carnegie Hall, (LC; Westdeutsche
                  Landesbank),
                  3.00%, 6/6/01*                              $    2,000,000
      1,200       Soloman R. Guggenheim, Ser. B,
                  (LC; Westdeutsche Landesbank),
                  2.95%, 6/1/01*                                   1,200,000
               State DAR,
        500       Memorial Sloan-Kettering Cancer
                  Center, (LC; Chase Manhattan
                  Bank),
                  2.95%, 6/1/01*                                     500,000
      1,600       Oxford University Press Inc.,
                  (LC; Landesbank Hessen),
                  2.80%, 6/6/01*                                   1,600,000
      1,500       Public Library - Ser. A, (MBIA),
                  2.75%, 6/1/01*.                                  1,500,000
      4,000       Ser. 1997,
                  2.95%-4.10%, 6/4/01-9/6/01.                      4,000,000
        500    State Environmental GO, Ser. 1997A,
                  (LC; Bayerische Landesbank),
                  3.25%, 6/6/01                                      500,000
               State ERDA, PCR,
      1,600       Niagara Mohawk Power Corp.
                  Proj., Ser. A,
                  (LC; Toronto Dominion Bank),
                  3.10% 6/1/01*                                    1,600,000
        300       Niagara Power Corp. Proj., Ser. B,
                  (LC; Morgan Guaranty Trust),
                  3.30%, 6/1/01*                                     300,000
      2,400    State Electric & Gas, Ser. D (LC; Bank
                  One Chicago),
                  3.00%, 6/1/01*                                   2,400,000
      1,300    Rochester Elec. & Gas Corp., Ser. A,
                  (MBIA),
                  2.80%, 6/6/01*                                   1,300,000
        600    State Housing FAR, Normandie Ct.,
                  (LC; Landesbank Hessen),
                  2.75%, 6/6/01*                                     600,000
        300    State Job Dev. Auth., Ser. B1-B21,
                  3.05%, 6/1/01*                                     300,000
               State LGAC,
      2,500       Ser. E, (LC; Societe Generale),
                  2.65%, 6/6/01*                                   2,500,000
      1,900    State MCF, FAR,
                  Lenox Hill Hospital, Ser. A,
                  (LC; Chase Manhattan Bank),
                  2.60%, 6/6/01*                                   1,900,000
               State TA, (FGIC),
        950       2.95%, 6/1/01*                                     950,000
      2,200       Port Auth. of New York & New Jersey,
                  Ser. B,
                  2.95%-3.05%, 8/7/01-8/8/01                       2,200,000
        200       Versatile Structure Obligation,
                  2.95%, 6/1/01*                                     200,000
      1,000    Westchester Cnty. Healthcare,
                  2.95%, 7/9/01                                    1,000,000
                                                              --------------
Total New York Municipal Bonds & Notes
   (amortized cost--$49,073,597)                                  49,073,597
                                                              --------------

TAX-EXEMPT COMMERCIAL PAPER--4.7%
PUERTO RICO--4.7%
      2,437   Puerto Rico Gov't. Dev. Bank,
               3.00%-3.05%, 7/31/01-9/5/01
    (ammortized cost--$2,437,000).                                 2,437,000
                                                              --------------
Total Investments
   (amortized cost--$51,510,597+)                   98.3%         51,510,597
Other assets less liabilities                        1.7             893,463
                                                  -------     --------------
Net Assets                                         100.0%     $   52,404,060
                                                  =======     ==============

-------------------------------------------------------------------------------

+ Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
++ Bonds which are pre-refunded are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.
* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change.

Abbreviations:

 AC               Anticipation Certificates
 AMBAC            Insured by American Mortgage Bond Assurance
                    Corporation
 CP               Commercial Paper
 CRR              Cultural Resources Revenue
 DAR              Dormitory Authority Revenue
 EDAR             Economic Development Authority Revenue
 EDR              Economic Development Revenue
 ERDA             Energy Research and Development Authority
 EIR              Environment Improvement Revenue
 FAR              Finance Authority Revenue
 FGIC             Insured by Financial Guaranty Insurance
                    Corporation
 FSA              Insured by Financial Security Assurance
 GO               General Obligation
 HCFR             Health Care Facility Revenue
 HEA              Higher Education Authority
 HEL              Higher Education Loan
 HFDCR            Health Facility Development Corp. Revenue
 HFFAR            Health Facilities Financing Authority Revenue
 HHR              Health & Hospital Revenue
 HIR              Highway Improvement Revenue
 HR               Hospital Revenue
 HTA              Highway and Thruway Authority
 IDA              Industrial Development Authority
 IDAFR            Industrial Development Authority Facility
                    Revenue
 LC               Letter of Credit
 LGAC             Local Government Assistance Corp.
 MBIA             Insured by Municipal Bond Investors Assurance
 MCF              Medical Care Facility
 MTA              Metropolitan Transportation Authority
 PAR              Power Authority Revenue
 PCFA             Pollution Control Financing Authority
 PCR              Pollution Control Revenue
 PFR              Port Facility Revenue
 PIB              Public Improvement Board
 PSSR             Power Supply System Revenue
 RAN              Revenue Anticipation Notes
 SCDAR            Statewide Communities Development Authority
                    Revenue
 SFA              Schools Finance Authority
 SLMA             Student Loan Marketing Association
 SLR              Student Loan Revenue
 STR              Sales Tax Revenue
 SWDR             Solid Waste Disposal Revenue
 TA               Transit Authority
 TAN              Tax Anticipation Notes
 TFAR             Transit Finance Authority Revenue
 TRAN             Tax Revenue Anticipation Notes
 USR              Utilities System Revenue
 WD               Water District
 WDA              Waste Disposal Authority
 WP               Water and Power
 WR               Water Revenue
 WSR              Water and Sewer Revenue
 WWS              Waste Water System

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2001 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                GENERAL           CALIFORNIA
                                              PRIMARY         GOVERNMENT       MUNICIPAL           MUNICIPAL
                                             PORTFOLIO         PORTFOLIO       PORTFOLIO           PORTFOLIO
ASSETS:
    Investments, at value (amortized
       cost-- $2,729,859,806
       $92,332,328, $119,182,532,
       $62,241,836 and $51,510,597,
       respectively)                       $2,729,859,806   $   92,332,328   $  119,182,532    $   62,241,836
    Cash                                          371,040          143,358           44,319            52,476
    Receivable for shares sold                 98,662,052        2,125,268        7,866,017         1,993,672
    Receivable for investments called                  --               --        1,626,200                --
    Interest receivable                        13,184,081          109,451          895,403           591,830
    Prepaid expenses and other assets             137,454           15,383           10,784             5,076
                                          ---------------  ---------------  ---------------   ---------------
       Total Assets                         2,842,214,433       94,725,788      129,625,255        64,884,890
                                          ---------------  ---------------  ---------------   ---------------
LIABILITIES:
    Payable for shares redeemed                51,892,206          579,658        1,952,105         1,209,008
    Investment advisory fee payable               943,285           41,468           52,949            27,016
    Distribution fee payable                      578,937           20,734           27,057            13,508
    Dividend payable                            4,078,012          129,839          112,901            45,120
    Accrued expenses                            1,232,982           63,161           73,122            42,050
                                          ---------------  ---------------  ---------------   ---------------
       Total Liabilities                       58,725,422          834,860        2,218,134         1,336,702
                                          ---------------  ---------------  ---------------   ---------------
       Net Assets                          $2,783,489,011   $   93,890,928   $  127,407,121    $   63,548,188
                                          ===============  ===============  ===============   ===============
COMPOSITION OF NET ASSETS:
    Par value ($0.0001 per share,
       10 billion shares authorized for
       each Portfolio)                     $      278,351   $        9,391   $       12,749    $        6,358
    Paid-in-capital in excess of par        2,783,193,971       93,880,195      127,430,730        63,566,691
    Accumulated net realized gain (loss)
       on investments                              16,689            1,342          (36,358)          (24,861)
                                          ---------------  ---------------  ---------------   ---------------
       Net Assets                          $2,783,489,011   $   93,890,928   $  127,407,121    $   63,548,188
                                          ===============  ===============  ===============   ===============
    Shares outstanding                      2,783,511,492       93,911,779      127,494,610        63,579,631
                                          ---------------  ---------------  ---------------   ---------------
    Net asset value per share                       $1.00            $1.00            $1.00             $1.00
                                                    =====            =====            =====             =====

                                             NEW YORK
                                             MUNICIPAL
                                             PORTFOLIO
ASSETS:
    Investments, at value (amortized
       cost-- $2,729,859,806
       $92,332,328, $119,182,532,
       $62,241,836 and $51,510,597,
       respectively)                       $   51,510,597
    Cash                                           84,846
    Receivable for shares sold                    833,579
    Receivable for investments called                  --
    Interest receivable                           357,064
    Prepaid expenses and other assets               2,807
                                          ---------------
       Total Assets                            52,788,893
                                          ---------------
LIABILITIES:
    Payable for shares redeemed                   268,461
    Investment advisory fee payable                18,816
    Distribution fee payable                       11,027
    Dividend payable                               39,894
    Accrued expenses                               46,635
                                          ---------------
      Total Liabilities                           384,833
                                          ---------------
       Net Assets                          $   52,404,060
                                          ===============
COMPOSITION OF NET ASSETS:
    Par value ($0.0001 per share,
       10 billion shares authorized for
       each Portfolio)                     $        5,243
    Paid-in-capital in excess of par           52,420,214
    Accumulated net realized gain (loss)
       on investments                             (21,397)
                                          ---------------
       Net Assets                          $   52,404,060
                                          ===============
    Shares outstanding                         52,428,655
                                          ---------------
    Net asset value per share                       $1.00
                                                    =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED)

STATEMENTS OF OPERATIONS

                                                                          GENERAL       CALIFORNIA       NEW YORK
                                          PRIMARY        GOVERNMENT      MUNICIPAL      MUNICIPAL        MUNICIPAL
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO
INVESTMENT INCOME:
    Interest                           $ 79,551,865    $  2,467,095    $  2,240,081    $  1,038,844    $    944,536
                                      -------------   -------------   -------------   -------------   -------------
EXPENSES:
    Investment advisory fees              5,700,457         225,639         309,792         179,392         139,582
    Distribution fees                     3,500,457         112,897         158,255          89,696          69,791
    Transfer agent fees                     794,640          20,384          28,554          10,320          35,048
    Administrative services fees            700,091          22,580          31,651          17,939          13,958
    Shareholder servicing fees              251,615          11,776          11,388           7,451           7,891
    Directors' fees and expenses            107,159           4,004           5,475           3,246           3,025
    Custodian fees                           76,259          17,044          17,685          10,495           7,157
    Reports to shareholders                  50,616           2,228           3,537           1,832           1,639
    Audit and tax service fees               18,935           7,880           7,527           8,437           9,139
    Registration fees                        15,546          11,273          11,296           1,882           1,884
    Insurance expense                        13,323           1,266           1,656           1,119           1,053
    Legal fees                                9,625             273           1,235           1,082             632
    Miscellaneous                            28,787           1,777           2,206           1,626           2,266
                                      -------------   -------------   -------------   -------------   -------------
       Total expenses                    11,267,510         439,021         590,257         334,517         293,065
       Less: investment advisory
             fees waived                         --          (2,844)             --              --         (13,271)
             expense offset                    (399)            (53)           (999)         (3,618)           (740)
                                      -------------   -------------   -------------   -------------   -------------
       Net expenses                      11,267,111         436,124         589,258         330,899         279,054
                                      -------------   -------------   -------------   -------------   -------------
         Net investment income           68,284,754       2,030,971       1,650,823         707,945         665,482
    Net realized gain on investments         18,996           1,342              --              --              --
                                      -------------   -------------   -------------   -------------   -------------
    Net increase in net assets
       resulting from operations       $ 68,303,750    $  2,032,313    $  1,650,823    $    707,945    $    665,482
                                      =============   =============   =============   =============   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS


                                                  PRIMARY PORTFOLIO                        GOVERNMENT PORTFOLIO

                                            SIX MONTHS                             SIX MONTHS
                                               ENDED                                  ENDED
                                            MAY 31, 2001        YEAR ENDED        MAY 31, 2001          YEAR ENDED
                                            (UNAUDITED)     NOVEMBER 30, 2000     (UNAUDITED)        NOVEMBER 30, 2000
                                        ----------------    -----------------   ----------------    ------------------
OPERATIONS:
    Net investment income               $     68,284,754    $    140,282,424    $      2,030,971    $      4,444,849
    Net realized gain (loss)
       on investments                             18,996              (2,307)              1,342                 143
                                         ---------------     ---------------     ---------------     ---------------
    Net increase in net assets
       resulting from operations              68,303,750         140,280,117           2,032,313           4,444,992
                                         ---------------     ---------------     ---------------     ---------------
DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income                    (68,284,754)       (140,282,424)         (2,030,971)         (4,444,849)
    Net realized gains                                --              (2,711)               (143)               (744)
                                         ---------------     ---------------     ---------------     ---------------
    Total dividends and distributions
       to shareholders                       (68,284,754)       (140,285,135)         (2,031,114)         (4,445,593)
                                         ---------------     ---------------     ---------------     ---------------
CAPITAL SHARE TRANSACTIONS
    (AT $1.00 PER SHARE):
    Net proceeds from the
       sale of shares                      9,301,327,082      21,397,140,757         300,036,732         400,353,709
    Reinvestment of dividends
       and distributions                      69,946,920         138,231,799           2,060,256           4,405,731
    Cost of shares redeemed               (9,200,656,472)    (21,385,817,211)       (281,012,815)       (415,976,326)
                                         ---------------     ---------------     ---------------     ---------------
    Net increase (decrease) in net
       assets from capital share
       transactions                          170,617,530         149,555,345          21,084,173         (11,216,886)
                                         ---------------     ---------------     ---------------     ---------------
    Total increase (decrease) in
       net assets                            170,636,526         149,550,327          21,085,372         (11,217,487)
NET ASSETS:
    Beginning of year                      2,612,852,485       2,463,302,158          72,805,556          84,023,043
                                         ---------------     ---------------     ---------------     ---------------
    End of period                       $  2,783,489,011    $  2,612,852,485    $     93,890,928    $     72,805,556
                                         ===============     ===============     ===============     ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                 GENERAL MUNICIPAL PORTFOLIO           CALIFORNIA MUNICIPAL PORTFOLIO

                                          SIX MONTHS                              SIX MONTHS
                                             ENDED                                   ENDED
                                         MAY 31, 2001             YEAR ENDED      MAY 31, 2001           YEAR ENDED
                                          (UNAUDITED)         NOVEMBER 30, 2000    (UNAUDITED)       NOVEMBER 30, 2000
                                        ----------------    -------------------  ----------------   ------------------
OPERATIONS:
    Net investment income               $      1,650,823    $      3,401,315    $        707,945    $      1,752,645
    Net realized gain (loss)
       on investments                                 --                  --                  --                  --
                                         ---------------     ---------------     ---------------     ---------------
    Net increase in net assets
       resulting from operations               1,650,823           3,401,315             707,945           1,752,645
                                         ---------------     ---------------     ---------------     ---------------
DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income                     (1,650,823)         (3,401,315)           (707,945)         (1,752,645)
    Net realized gains                                --                  --                  --                  --
                                         ---------------     ---------------     ---------------     ---------------
    Total dividends and distributions
       to shareholders                        (1,650,823)         (3,401,315)           (707,945)         (1,752,645)
                                         ---------------     ---------------     ---------------     ---------------
CAPITAL SHARE TRANSACTIONS
    (AT $1.00 PER SHARE):
    Net proceeds from the
       sale of shares                        444,596,943         772,253,071         211,464,534         498,367,783
    Reinvestment of dividends
       and distributions                       1,677,150           3,368,153             747,635           1,719,696
    Cost of shares redeemed                 (441,923,218)       (772,567,434)       (223,820,975)       (491,399,463)
                                         ---------------     ---------------     ---------------     ---------------
    Net increase (decrease) in net
       assets from capital share
       transactions                            4,350,875           3,053,790         (11,608,806)          8,688,016
                                         ---------------     ---------------     ---------------     ---------------
    Total increase (decrease) in
       net assets                              4,350,875           3,053,790         (11,608,806)          8,688,016
NET ASSETS:
    Beginning of year                        123,056,246         120,002,456          75,156,994          66,468,978
                                         ---------------     ---------------     ---------------     ---------------
    End of period                       $    127,407,121    $    123,056,246    $     63,548,188    $     75,156,994
                                         ===============     ===============     ===============     ===============


                                              NEW YORK MUNICIPAL PORTFOLIO

                                           SIX MONTHS
                                              ENDED
                                           MAY 31, 2001          YEAR ENDED
                                           (UNAUDITED)       NOVEMBER 30, 2000
OPERATIONS:
    Net investment income               $        665,482    $      1,609,208
    Net realized gain (loss)
       on investments                                 --                  --
                                         ---------------     ---------------
    Net increase in net assets
       resulting from operations                 665,482           1,609,208
                                         ---------------     ---------------
DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income                       (665,482)         (1,609,208)
    Net realized gains                                --                  --
                                         ---------------     ---------------
    Total dividends and distributions
       to shareholders                          (665,482)         (1,609,208)
                                         ---------------     ---------------
CAPITAL SHARE TRANSACTIONS
    (AT $1.00 PER SHARE):
    Net proceeds from the
       sale of shares                        129,635,185         339,427,866
    Reinvestment of dividends
       and distributions                         674,893           1,533,530
    Cost of shares redeemed                 (136,521,151)       (337,626,875)
                                         ---------------     ---------------
    Net increase (decrease) in net
       assets from capital share
       transactions                           (6,211,073)          3,334,521
                                         ---------------     ---------------
    Total increase (decrease) in
       net assets                             (6,211,073)          3,334,521
NET ASSETS:
    Beginning of year                         58,615,133          55,280,612
                                         ---------------     ---------------
    End of period                       $     52,404,060    $     58,615,133
                                         ===============     ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2001

NOTES TO FINANCIAL STATEMENTS (unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

OCC Cash Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund has five portfolios: the Primary Portfolio ("Primary"), the Government Portfolio ("Government"), the General Municipal Portfolio ("General"), the California Municipal Portfolio ("California") and the New York Municipal Portfolio ("New York"), collectively the "Portfolios". Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. OpCap Advisors ( the "Investment Adviser") and OCC Distributors ( the "Distributor"), both subsidiaries of Oppenheimer Capital, an indirect wholly-owned subsidiary of PIMCO Advisors L.P., serve as each Portfolio's investment adviser and distributor, respectively.

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

     (a) VALUATION OF INVESTMENTS

Each Portfolio values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security.

     (b) FEDERAL INCOME TAXES

Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes substantially all of its taxable and non-taxable income to its shareholders; accordingly, no federal income tax provision is required.

     (c) SECURITIES TRANSACTIONS AND OTHER INCOME

Securities transactions are accounted for on the trade date. The cost of securities sold is determined on the identified cost basis. Interest income is accrued as earned. Premiums are amortized and discounts are accreted to interest income over the lives of the respective securities.

     (d) DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

     (e) EXPENSE ALLOCATION

Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all applicable Portfolios or another reasonable basis.

     (f) EXPENSE OFFSET

The Portfolios benefit from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolios.

     (g) DIRECTORS' RETIREMENT PLAN

The Fund's Directors have adopted a Retirement Plan (the "Plan") . The Plan provides for payments upon retirement to independent directors based upon the average annual compensation paid to them during their five highest paid years of service. An independent director must serve for a minimum of seven years (or such lesser period as may be approved by the board) to become eligible to receive benefits. The payable at May 31, 2001 for Primary, Government, General, California and New York were $193,793, $7,701, $10,284, $5,447 and $5,100, respectively in connection with the Plan. For the six months ended May 31, 2001, Primary, Government, General, California and New York accrued $41,094, $1,274, $1,621, $1,101 and $823, respectively, with respect to the Plan.

2.  INVESTMENT ADVISORY FEE AND DISTRIBUTION FEE

(a) Under the Investment Advisory Agreement, each Portfolio pays the Investment Adviser a monthly investment advisory fee at the annual rate of 0.50% on the first $100 million of average daily net assets, 0.45% on the next $200 million of average daily net assets, and 0.40% on average daily net assets in excess of $300 million. The Investment Adviser is contractually obligated to waive its fees and/or reimburse operating expenses to the extent total operating expenses of a Portfolio exceeds 1.00% of its average daily net assets (net of any expense offset) for any fiscal year.

(b) Under the Distribution Assistance Plan, each Portfolio pays the Investment Adviser a monthly fee at an annual rate of 0.25% of its average daily net assets and the Investment Adviser uses such amounts in its entirety for payments to broker-dealers, banks and other financial intermediaries for distribution assistance provided to the Portfolios.

3.  FINANCIAL INSTRUMENTS AND ASSOCIATED RISKS

Each Portfolio invests in issues with a remaining maturity of thirteen months or less that are rated high quality by a nationally recognized statistical rating organization or, if not rated, are judged by the Investment Adviser to be of comparable quality. Primary maintains portfolio diversification to reduce investment risk by not investing more than 25% of its total assets in securities of issuers conducting their principal business activities in any one industry, except that under normal circumstances at least 25% of its total assets will be invested in bank obligations. At May 31, 2001, major industry concentrations were: Banking--46.7%, Agency--15.8%, Finance--10.4%, Sovereign--9.7%, Brokerage--6.8%, and Diversified--5.4%. Government's portfolio is concentrated in issues of, or guaranteed by, the U.S. Government and/or its agencies. General maintains a diversified portfolio of short-term obligations issued by states, territories and possessions of the United States, the District of Columbia and their political subdivisions and duly constituted authorities. California and New York maintain portfolios of short-term obligations issued by the States of California and New York, respectively, and their political subdivisions. In accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended, single state funds are required to be diversified with respect to 75% of their total assets. Accordingly, California and New York, maintain diversified portfolios with respect to 75% of their total assets. An issuers' ability to meet their obligations may be affected by economic and political developments in a specific state, region or industry. Certain short-term debt obligations held by the Portfolios may be entitled to the benefit of standby letters of credit or other guarantees of banks or other financial institutions.

4.  ACQUISITION OF INVESTMENT ADVISER

On May 5, 2000 the general partners of PIMCO Advisors closed the transactions contemplated by the Implementation and Merger Agreement dated as of October 31, 1999 (" Implementation Agreement"), as amended March 3, 2000, with Allianz of America, Inc., Pacific Asset Management LLC, PIMCO Partners LLC, PIMCO Holding LLC, PIMCO Partners, G.P., and other parties to the Implementation Agreement. As a result of completing these transactions, PIMCO Advisors is now majority-owned indirectly by Allianz AG, with subsidiaries of Pacific Life Insurance Company retaining a significant minority interest. Allianz AG is a German based insurer. Pacific Life Insurance Company is a Newport Beach, California based insurer. For the Fund, the change of control as a result of the closing of the Implementation Agreement resulted in the automatic termination of the current investment advisory agreement with OpCap Advisors and the current investment advisory agreement with OCC Distributors. Prior to the closing of the Implementation Agreement, the Board of Directors and stockholders of the Fund approved new agreements with OpCap Advisors and OCC Distributors to become effective upon the closing of the Implementation Agreement.

FINANCIAL HIGHLIGHTS FOR A SHARE OUSTANDING THROUGHOUT EACH YEAR


                                             INCOME FROM                           DIVIDENDS
                                              OPERATIONS                       AND DISTRIBUTIONS
                                            --------------                    -------------------

                                                                          Dividends  Distributions   Total
                               Net Asset               Net                   to            to      Dividends
                                Value,              Realized      Total  Shareholders Shareholders    and       Net Asset
                               Beginning    Net     Gain (Loss)  Income    from Net     from Net  Distributions   Value,
                                  of     Investment    on         from    Investment    Realized       to         End of   Total
                                 Year     Income   Investments Operations  Income        Gains    Shareholders    Year   Return (1)
PRIMARY PORTFOLIO:
-----------------------------------------------------------------------------------------------------------------------------------
 Six months ended May 31, 2001* $1.00      $0.02      $0.00      $0.02    $(0.02)          --        $(0.02)     $1.00      2.46%
 Year ended: November 30, 2000   1.00       0.06      (0.00)      0.06     (0.06)       (0.00)        (0.06)      1.00      5.64%
             November 30, 1999   1.00       0.04       0.00       0.04     (0.04)          --         (0.04)      1.00      4.41%
             November 30, 1998   1.00       0.05       0.00       0.05     (0.05)          --         (0.05)      1.00      4.90%
             November 30, 1997   1.00       0.05      (0.00)      0.05     (0.05)          --         (0.05)      1.00      4.85%
             November 30, 1996   1.00       0.05      (0.00)      0.05     (0.05)       (0.00)        (0.05)      1.00      4.69%
GOVERNMENT PORTFOLIO:
-----------------------------------------------------------------------------------------------------------------------------------
 Six months ended May 31, 2001* $1.00      $0.02      $0.00      $0.02    $(0.02)      $(0.00)       $(0.02)     $1.00      2.29%
 Year ended: November 30, 2000   1.00       0.05       0.00       0.05     (0.05)       (0.00)        (0.05)      1.00      5.34%
             November 30, 1999   1.00       0.04       0.00       0.04     (0.04)          --         (0.04)      1.00      4.17%
             November 30, 1998   1.00       0.05       0.00       0.05     (0.05)          --         (0.05)      1.00      4.63%
             November 30, 1997   1.00       0.05       0.00       0.05     (0.05)          --         (0.05)      1.00      4.60%
             November 30, 1996   1.00       0.04       0.00       0.04     (0.04)       (0.00)        (0.04)      1.00      4.51%
GENERAL MUNICIPAL PORTFOLIO:
-----------------------------------------------------------------------------------------------------------------------------------
 Six months ended May 31, 2001* $1.00      $0.01     $(0.00)     $0.01    $(0.01)          --        $(0.01)     $1.00      1.31%
 Year ended: November 30, 2000   1.00       0.03      (0.00)      0.03     (0.03)          --         (0.03)      1.00      3.06%
             November 30, 1999   1.00       0.02      (0.00)      0.02     (0.02)          --         (0.02)      1.00      2.29%
             November 30, 1998   1.00       0.03      (0.00)      0.03     (0.03)          --         (0.03)      1.00      2.66%
             November 30, 1997   1.00       0.03      (0.00)      0.03     (0.03)          --         (0.03)      1.00      2.74%
             November 30, 1996   1.00       0.03       0.00       0.03     (0.03)          --         (0.03)      1.00      2.56%
CALIFORNIA MUNICIPAL PORTFOLIO:
-----------------------------------------------------------------------------------------------------------------------------------
 Six months ended May 31, 2001* $1.00      $0.01         --      $0.01    $(0.01)      $(0.00)       $(0.01)     $1.00      0.99%
 Year ended: November 30, 2000   1.00       0.03         --       0.03     (0.03)          --         (0.03)      1.00      2.58%
             November 30, 1999   1.00       0.02         --       0.02     (0.02)          --         (0.02)      1.00      2.06%
             November 30, 1998   1.00       0.02         --       0.02     (0.02)          --         (0.02)      1.00      2.39%
             November 30, 1997   1.00       0.03     $(0.00)      0.03     (0.03)          --         (0.03)      1.00      2.68%
             November 30, 1996   1.00       0.02         --       0.02     (0.02)          --         (0.02)      1.00      2.42%
NEW YORK MUNICIPAL PORTFOLIO:
-----------------------------------------------------------------------------------------------------------------------------------
 Six months ended May 31, 2001* $1.00      $0.01         --      $0.01    $(0.01)          --        $(0.01)     $1.00      1.20%
 Year ended: November 30, 2000   1.00       0.03      $0.00       0.03     (0.03)          --         (0.03)      1.00      2.94%
             November 30, 1999   1.00       0.02       0.00       0.02     (0.02)          --         (0.02)      1.00      2.16%
             November 30, 1998   1.00       0.03         --       0.03     (0.03)          --         (0.03)      1.00      2.50%
             November 30, 1997   1.00       0.03      (0.00)      0.03     (0.03)          --         (0.03)      1.00      2.66%
             November 30, 1996   1.00       0.03         --       0.03     (0.03)          --         (0.03)      1.00      2.50%


                                                  RATIOS TO
                                                   AVERAGE
                                                  NET ASSETS
                                              ------------------
                                    Net Assets,
                                    End of Net                        Net
                                     Period                       Investment
                                   (millions)      Expenses (2)     Income
PRIMARY PORTFOLIO:
-----------------------------------------------------------------------------
 Six months ended May 31, 2001*     $2,783.5         0.80%+         4.88%+
 Year ended: November 30, 2000       2,612.9         0.82%           5.49%
             November 30, 1999       2,463.3         0.82%           4.32%
             November 30, 1998       2,572.4         0.83%           4.78%
             November 30, 1997       2,166.6         0.85%           4.75%
             November 30, 1996       1,712.6         0.91%           4.60%
GOVERNMENT PORTFOLIO:
-----------------------------------------------------------------------------
 Six months ended May 31, 2001*        $93.9         0.97%+          4.50%+
 Year ended: November 30, 2000          72.8         0.99%           5.21%
             November 30, 1999          84.0         0.95%           4.09%
             November 30, 1998         112.1         0.98%(3)        4.53%(3)
             November 30, 1997         100.0         0.98%(3)        4.51%(3)
             November 30, 1996         101.1         1.00%(3)        4.41%(3)
GENERAL MUNICIPAL PORTFOLIO:
-----------------------------------------------------------------------------
 Six months ended May 31, 2001*       $127.4         0.93%+          2.61%+
 Year ended: November 30, 2000         123.1         0.97%           3.00%
             November 30, 1999         120.0         0.93%           2.26%
             November 30, 1998         171.8         0.92%           2.62%
             November 30, 1997         137.0         0.96%           2.70%
             November 30, 1996         122.3         0.99%           2.53%
CALIFORNIA MUNICIPAL PORTFOLIO:
-----------------------------------------------------------------------------
 Six months ended May 31, 2001*        $63.5         0.93%+          1.97%+
 Year ended: November 30, 2000          75.2         0.94%           2.56%
             November 30, 1999          66.5         0.91%           2.03%
             November 30, 1998          70.4         0.95%           2.36%
             November 30, 1997          55.7         0.90%(4)        2.64%(4)
             November 30, 1996          53.4         0.85%(4)        2.42%(4)
NEW YORK MUNICIPAL PORTFOLIO:
-----------------------------------------------------------------------------
 Six months ended May 31, 2001*        $52.4         1.00%+(5)       2.38%+(5)
 Year ended: November 30, 2000          58.6         1.01%(5)        2.89%(5)
             November 30, 1999          55.3         0.96%           2.11%
             November 30, 1998          84.1         0.98%           2.46%
             November 30, 1997          73.2         0.98%(5)        2.63%(5)
             November 30, 1996          60.0         0.97%(5)        2.45%(5)

*    UNAUDITED.
+    ANNUALIZED
(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. TOTAL RETURN FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.
(2) INCLUSIVE OF EXPENSES OFFSET BY EARNINGS CREDITS (SEE NOTE 1g IN NOTES TO FINANCIAL STATEMENTS).
(3) DURING THE YEARS INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.99% AND 4.52%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1998, 0.99% AND 4.50%, FOR THE YEAR ENDED NOVEMBER 30, 1997, AND 1.00% AND 4.41%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1996.
(4) DURING THE YEARS INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.96% AND 2.58%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1997 AND 0.97% AND 2.30%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1996.
(5) DURING THE PERIODS INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIOS OF TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.02% AND 2.68% RESPECTIVELY, FOR THE SIX MONTHS ENDED MAY 31, 2000, 1.03% AND 2.86% RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 2000, 0.99% AND 2.62%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1997, AND 0.98% AND 2.44%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1996.

CASH RESERVES [LOGO]

DIRECTORS AND OFFICERS
STEPHEN J. TREADWAY        DIRECTOR, CHAIRMAN OF THE BOARD
                           & PRESIDENT

JOSEPH M. LA MOTTA         CHAIRMAN EMERITUS
V. LEE BARNES              DIRECTOR
PAUL Y. CLINTON            DIRECTOR
THOMAS W. COURTNEY         DIRECTOR
LACY B. HERRMANN           DIRECTOR
THEODORE T. MASON          DIRECTOR
WILLIAM P. McDANIEL        EXECUTIVE VICE PRESIDENT
BRIAN S. SHLISSEL          EXECUTIVE VICE PRESIDENT
                             & TREASURER

MATTHEW GREENWALD          VICE PRESIDENT
BENJAMIN D. GUTSTEIN       VICE PRESIDENT
MICHAEL B. ZUCKERMAN       SECRETARY

INVESTMENT ADVISER
OpCap ADVISORS
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105

DISTRIBUTOR
OCC DISTRIBUTORS
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105

CUSTODIAN, TRANSFER AND
SHAREHOLDER SERVICING AGENT
STATE STREET BANK AND TRUST COMPANY
P.O. BOX 8505
BOSTON, MA 02266



TABLE OF CONTENTS
PRESIDENT'S LETTER                                1
INVESTMENT REVIEW                                 2
SCHEDULES OF INVESTMENTS                          4
STATEMENTS OF ASSETS AND LIABILITIES             12
STATEMENTS OF OPERATIONS                         13
STATEMENTS OF CHANGES IN NET ASSETS              14
NOTES TO FINANCIAL STATEMENTS                    16
FINANCIAL HIGHLIGHTS                             18

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS
AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

CASH RESERVES [LOGO]

-  Primary Portfolio
-  Government Portfolio
-  General Municipal Portfolio
-  California Municipal Portfolio
-  New York Municipal Portfolio

   SEMI-ANNUAL REPORT

   May 31, 2001


MANAGED BY
OpCap ADVISORS